Long-Term Debt (Parenthetical) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Weighted average rate	6.70%	5.40%
Long term debt, average life	7 years
Term Loan Facility
Debt Instrument [Line Items]
Debt instrument, unamortized discount	$ 6.4
Prior Term Loan Facility
Debt Instrument [Line Items]
Debt instrument, unamortized discount		$ 6.4
8.00% Notes due 2020
Debt Instrument [Line Items]
Debt Instrument Maturity Year	2020
8.75% Notes due 2023
Debt Instrument [Line Items]
Debt Instrument Maturity Year	2023
6.375% Notes due 2022
Debt Instrument [Line Items]
Debt Instrument Maturity Year	2022
8.25% Notes due 2019
Debt Instrument [Line Items]
Debt Instrument Maturity Year	2019